Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note U.
Subsequent Events

On January 2, 2013, the American Taxpayer Relief Act of 2012 was signed into law extending several business tax provisions through 2013. Certain of these provisions were reinstated retroactively to January 1, 2012. Accounting guidance requires that the effects of new legislation be recognized upon enactment. Accordingly, the 2012 retroactive impact of the legislation, which is a tax benefit of approximately $135 million, will be included in the company’s first-quarter 2013 tax provision.

On January 29, 2013, the company announced that the Board of Directors approved a quarterly dividend of $0.85 per common share. The dividend is payable March 9, 2013 to shareholders of record on February 8, 2013.

On February 5, 2013, the company issued $1 billion of 5-year fixed-rate bonds with a 1.25 percent coupon, and $1 billion of 2-year floating-rate bonds priced at three month London Interbank Offered Rate (LIBOR) minus two basis points.